Net Interest Income (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Net Interest Income

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Loans originated by consolidated trust plans
Interest income	2,030,485	10,640,860	21,229,806
Interest expense	(964,790)	(4,283,151)	(8,400,992)

Net interest income from loans originated by consolidated trust plans	1,065,695	6,357,709	12,828,814

Loans originated by microloan lending companies and consumer finance company
Interest income	2,895,600	1,395,961	1,535,023
Interest expense	(52,099)	(3,210)	(189,606)

Net interest income from loans originated by microloan lending companies and consumer finance company	2,843,501	1,392,751	1,345,417

Total net interest income	3,909,196	7,750,460	14,174,231